Incomes taxes - Classification in the consolidated balance sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Income taxes
Deferred tax assets, net	¥ 289,191	$ 41,929	¥ 224,491
Deferred tax liabilities	¥ 359,668	$ 52,147	¥ 485,778